Employee Benefits (Summary of Employee Benefit Plans Expenses) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of defined benefit plans [line items]
Defined Benefit Plan Expenses	$ 248	$ 225	$ 589	$ 551
Principal Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	68	69	137	138
Net interest cost (income) on net defined benefit liability (asset)	(11)	(13)	(23)	(25)
Past service cost	0	0	0	0
Defined benefit administrative expenses	3	2	(5)	5
Defined Benefit Plan Expenses	60	58	119	118
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	1	3	3
Net interest cost (income) on net defined benefit liability (asset)	4	4	8	8
Past service cost	0	0	0	0
Defined benefit administrative expenses	0	0	0	0
Defined Benefit Plan Expenses	6	5	11	11
Other pension and post retirement benefit plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	5	5	10	10
Net interest cost (income) on net defined benefit liability (asset)	4	5	8	11
Past service cost	2	0	2	0
Defined benefit administrative expenses	1	2	(3)	3
Defined Benefit Plan Expenses	$ 12	$ 12	$ 23	$ 24